Summary of Expenses for Bank’s Defined Contribution Plans (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 127	$ 129	$ 432	$ 419
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	44	44	138	129
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 83	$ 85	$ 294	$ 290